DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

	June 30, 2013	June 30, 2012
Revenues	$-	$-
Cost of sales	-	-
Gross profit (loss)	-	-
Operating and other non-operating expenses	-	(50,298)

Loss from discontinued operations	-	(50,298)
Gain from sale of sports and entertainment business	-	-
Loss from discontinued operations	$-	$(50,298)

	December 31, 2012	December 31, 2011
Assets:
Accounts receivable, net	$—	$44,300
Notes and loan receivable	—	16,750
Assets of discontinued operations	$—	$61,050

Liabilities:
Accounts payables and accrued expenses	$—	$21,622
Liabilities of discontinued operations	$—	$21,622

Discontinued operations of its sports and entertainment business
	December 31, 2012	December 31, 2011
Revenues	$-	$3,041,329
Cost of sales	-	5,060,393
Gross profit (loss)	-	(2,019,064)
Operating and other non-operating expenses	(50,298)	(2,191,837)

Loss from discontinued operations	(50,298)	(4,210,901)
Gain from sale of sports and entertainment business	-	1,122,528
Loss from discontinued operations	$(50,298)	$(3,088,373)